7. Cash and cash equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash And Cash Equivalents Details Abstract
Cash and banks	R$ 151,558	R$ 171,951
Cash equivalents	2,877,633	2,111,096
Cash and cash equivalents	R$ 3,029,191	R$ 2,283,047	R$ 1,886,221	R$ 1,639,214